Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairment losses	$ 0		$ 0	$ 0
Foreign currency translation adjustment	12,341,000		(154,000)	$ (835,000)
Income tax, accrued interest or penalties	$ 0		$ 0
Expected percentage, net tax of RDEC	8.90%	8.90%
Increase on expected percentage net tax of RDEC	9.13%	9.13%
U.K
Summary Of Significant Accounting Policies [Line Items]
Incremental percentage on taxable profit	50.00%	50.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Cash rebate percentage on research and development	33.35%	33.35%
Eligible cash rebate percentage on research and development	21.67%	21.67%
Maximum | U.K
Summary Of Significant Accounting Policies [Line Items]
Offset amount against future taxable profits | £		£ 5,000,000
IPO | Other Non-current Assets
Summary Of Significant Accounting Policies [Line Items]
Deferred costs	$ 4,800,000